UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:                            Crestwood Capital Management, L.P.
Address:                         599 Lexington Avenue, 39th Floor
                                 New York, NY  10022

Form 13F File Number: 28-13559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com-plete, and that it is understood that all required items, statements, sched-ules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Kuchler
Title:    Chief Operating Officer
Phone:    212-612-3040

Signature, Place, and Date of Signing

Michael R. Kuchler                New York, NY              May 14, 2012
-------------------               ------------             ------------------
[Signature]                       [City, State]                  [Date]

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       43

Form 13F Information Table Value Total:  636,746
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F REPORT:  (3/31/12) CRESTWOOD CAPITAL MANAGEMENT, LP

                                                       VALUE x  SHRS OR    SH /  PUT / INVESTMENT    OTHER   VOTING AUTHORITY
            ISSUER                 TYPE        CUSIP    1000    PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
 ----------------------------- -------------- -------- -------- --------    ---   ---- ----------   --------  ------- ------   ----
ALLEGHENY TECHNOLOGIES INC     COMMON STOCK  01741R102     6176    150000   SH            SOLE       NONE     150000
AMERICAN TOWER CORP            COMMON STOCK  03027X100    39110    620600   SH            SOLE       NONE     620600
AUTONAVI HOLDINGS LTD               ADR      05330F106     4969    395900   SH            SOLE       NONE     395900
AUTOZONE INC                   COMMON STOCK  053332102    19891     53500   SH            SOLE       NONE      53500
BAIDU INC                           ADR      056752108    29635    203300   SH            SOLE       NONE     203300
CARPENTER TECHNOLOGY           COMMON STOCK  144285103     9221    176550   SH            SOLE       NONE     176550
COACH INC                      COMMON STOCK  189754104    21499    278200   SH            SOLE       NONE     278200
DAQO NEW ENERGY CORP                ADR      23703Q104     1734    821670   SH            SOLE       NONE     821670
DUFF & PHELPS CORP             COMMON STOCK  26433B107     3831    246500   SH            SOLE       NONE     246500
EQUINIX INC                    COMMON STOCK  29444U502    18532    117700   SH            SOLE       NONE     117700
EXPEDITORS INTL WASH INC       COMMON STOCK  302130109    11446    246100   SH            SOLE       NONE     246100
FOCUS MEDIA HOLDING                 ADR      34415V109    15321    609900   SH            SOLE       NONE     609900
GENERAL MOTORS CO              COMMON STOCK  37045V100    10978    428000   SH            SOLE       NONE     428000
GNC HOLDINGS INC               COMMON STOCK  36191G107    37332   1070000   SH            SOLE       NONE    1070000
GOOGLE INC                     COMMON STOCK  38259P508    37051     57780   SH            SOLE       NONE      57780
HDFC BANK LTD                       ADR      40415F101     9122    267500   SH            SOLE       NONE     267500
HUNT (JB) TRANSPRT SVCS INC    COMMON STOCK  445658107    37569    690980   SH            SOLE       NONE     690980
INFORMATION SERVICES GROUP     COMMON STOCK  45675Y104      673    513600   SH            SOLE       NONE     513600
INFOSYS LTD                         ADR      456788108    12261    215000   SH            SOLE       NONE     215000
INTERXION HOLDING NV           COMMON STOCK  N47279109     7683    428000   SH            SOLE       NONE     428000
KIRBY CORP                     COMMON STOCK  497266106      773     11750   SH            SOLE       NONE      11750
MCGRAW-HILL COMPANIES INC      COMMON STOCK  580645109     9335    192600   SH            SOLE       NONE     192600
MICHAEL KORS HOLDINGS LTD      COMMON STOCK  G60754101     2493     53500   SH            SOLE       NONE      53500
MOODY'S CORP                   COMMON STOCK  615369105    22524    535000   SH            SOLE       NONE     535000
PENTAIR INC                    COMMON STOCK  709631105     2690     56500   SH            SOLE       NONE      56500
PHOENIX NEW MEDIA LTD               ADR      71910C103     2438    331700   SH            SOLE       NONE     331700
PROTO LABS INC                 COMMON STOCK  743713109      119      3500   SH            SOLE       NONE       3500
ROVI CORP                      COMMON STOCK  779376102    16369    502900   SH            SOLE       NONE     502900
SBA COMMUNICATIONS CORP        COMMON STOCK  78388J106     5437    107000   SH            SOLE       NONE     107000
SENSATA TECHNOLOGIES HOLDING   COMMON STOCK  N7902X106    23572    704060   SH            SOLE       NONE     704060
SPIRIT AEROSYSTEMS HOLD        COMMON STOCK  848574109    35248   1441052   SH            SOLE       NONE    1441052
STARWOOD HOTELS & RESORTS      COMMON STOCK  85590A401    25954    460100   SH            SOLE       NONE     460100
SUNTECH POWER HLDGS             CONVERTIBLE  86800CAE4     5618   7100000  PRN            SOLE       NONE    7100000
TRANSDIGM GROUP INC            COMMON STOCK  893641100    16102    139100   SH            SOLE       NONE     139100
TRINA SOLAR LTD                     ADR      89628E104     3052    428000   SH            SOLE       NONE     428000
TRW AUTOMOTIVE HOLDINGS CORP   COMMON STOCK  87264S106    24602    529650   SH            SOLE       NONE     529650
VELTI PLC                      COMMON STOCK  G93285107    10149    749040   SH            SOLE       NONE     749040
VERISK ANALYTICS INC           COMMON STOCK  92345Y106    26385    561750   SH            SOLE       NONE     561750
WELLPOINT INC                  COMMON STOCK  94973V107     9476    128400   SH            SOLE       NONE     128400
WORLD FUEL SERVICES CORP       COMMON STOCK  981475106    26632    649550   SH            SOLE       NONE     649550
WRIGHT EXPRESS CORP            COMMON STOCK  98233Q105    16623    256800   SH            SOLE       NONE     256800
XO GROUP INC                   COMMON STOCK  983772104     6028    642000   SH            SOLE       NONE     642000
ZIPCAR INC                     COMMON STOCK  98974X103    11093    749000   SH            SOLE       NONE     749000